Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Group

Tianquan Vincent Mo	Executive chairman of the board of directors
Jiangong Dai	Chief executive officer of the Company
CNED Hengshui Zhong Cheng Wanyuan Home CO., Ltd. (“Hengshui”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Beijing Dong Fang Xi Mei Investment Consulting Co., Ltd. (“Dong Fang Xi Mei”)	A company under the control of Tianquan Vincent Mo before December 20, 2011
Wall Street Global Training Center, Inc.	A company under the control of Tianquan Vincent Mo and two other independent directors

b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012
	US$	US$	US$

Short-term interest-free loans to:
—Tianquan Vincent Mo	12	—	—
Repayment of interest-free loans by:
—Tianquan Vincent Mo	633	—	—
—Jiangong Dai	324	—	—
Repayment of short-term loan by:
—Hengshui	6,693	—	—
Interest on loan to:
—Hengshui	305	—	—
Commitment deposit paid to:
—Hengshui	7,342	—	—
—Dong Fang Xi Mei	2,197	—	—
Repayment of commitment deposit by:
—Hengshui	7,505	—	—
—Dong Fang Xi Mei	2,224	—	—
Marketing services provided to:
—Dong Fang Xi Mei	375	—	—
Advance received from:
—Hengshui	88	—	—
Training service fee incurred:
—Wall Street Global Training Center, Inc.	—	455	1,595
Office building leased from:
—Tianquan Vincent Mo	—	—	142

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with an office room of approximately 220 square feet in the Company’s building located in New York, the United States of America, free of charge. The estimated fair value of the free office space was insignificant for the years ended December 31, 2011 and 2012.

Office building leased from Tianquan Vincent Mo

The Group entered into an agreement with Tianquan Vincent Mo, the executive chairman of the board of directors, to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$142 and the corresponding shareholder contribution were included in consolidated financial statements for the year ended December 31, 2012.

c)	The Group had the following related party balances as of December 31, 2011 and 2012:

	As of December 31,
	2011	2012
	US$	US$

Amounts due from related parties:
—Wall Street Global Training Center, Inc.	1,595	—

Wall Street Global Training Center, Inc., a New York not-for-profit corporation, has been providing training services to the Company since 2011. The balance as of December 31, 2011 represents prepaid service fees.